Balance Sheet (Unaudited) (Parenthetical) - March G L [Member] - $ / shares	Dec. 31, 2025	Jun. 30, 2025
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	5,000,000	5,000,000
Common Stock, Shares, Issued	103,360
Common Stock, Shares, Outstanding	103,360